Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

17. Inventories

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Raw materials	€39,071	€14,351
Semi-finished products	5,791	1,376
Finished products	8,063	4,842	€36
Total inventories	€52,925	€20,569	€36